Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	COMMON STOCKS - 23.5%
	APPAREL & TEXTILE PRODUCTS - 0.9%
3,613	NIKE, Inc.	$433,849

	AUTOMOTIVE - 1.8%
2,280	Aptiv PLC	219,997
6,325	BorgWarner, Inc.	221,249
28,376	Ford Motor Co.	219,346
6,425	General Motors Co.	221,855
		882,447
	CHEMICALS - 0.9%
810	Air Products and Chemicals, Inc.	223,755
1,020	Linde PLC	224,747
		448,502
	COMMERCIAL SUPPORT SERVICES - 0.4%
696	Cintas Corp.	218,927

	E-COMMERCE DISCRETIONARY - 0.5%
29	Amazon.com, Inc. *	88,048
1,734	eBay, Inc.	82,590
677	Etsy, Inc. *	82,316
		252,954
	ELECTRIC UTILITIES - 0.9%
22,956	AES Corp.	447,642

	ELECTRICAL EQUIPMENT - 0.5%
2,334	TE Connectivity Ltd.	226,118

	HEALTH CARE FACILITIES & SERVICES - 0.1%
366	IQVIA Holdings, Inc. *	56,360

	HOME & OFFICE PRODUCTS - 0.9%
2,405	Whirlpool Corp.	444,829

	HOME CONSTRUCTION - 0.9%
1,589	DR Horton, Inc.	106,161
1,565	Lennar Corp.	109,910
29	NVR, Inc. *	114,640
2,604	PulteGroup, Inc.	106,139
		436,850
	INDUSTRIAL SUPPORT SERVICES - 0.9%
3,357	Fastenal Co.	145,123
862	United Rentals, Inc. *	153,686
430	WW Grainger, Inc.	150,509
		449,318
	INTERNET MEDIA & SERVICES - 0.4%
55	Booking Holdings, Inc. *	89,238
942	Expedia Group, Inc.	88,689
		177,927

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares		Value
	MACHINERY - 1.1%
725	Caterpillar, Inc.	$113,861
1,966	Deere & Co.	444,139
		558,000
	MEDICAL EQUIPMENT & DEVICES - 1.7%
547	Agilent Technologies, Inc.	55,843
257	Align Technology, Inc. *	109,503
99	Bio-Rad Laboratories, Inc. *	58,056
346	Cooper Cos., Inc.	110,391
2,502	Dentsply Sirona, Inc.	118,069
187	Illumina, Inc. *	54,735
59	Mettler-Toledo International, Inc. *	58,877
463	PerkinElmer, Inc.	59,982
128	Thermo Fisher Scientific, Inc.	60,559
248	Waters Corp. *	55,259
407	West Pharmaceutical Services, Inc.	110,733
		852,007
	METALS & MINING - 0.9%
25,648	Freeport-McMoRan, Inc.	444,736

	RETAIL - CONSUMER STAPLES - 0.9%
726	Dollar General Corp.	151,524
1,661	Dollar Tree, Inc. *	150,022
970	Target Corp.	147,653
		449,199
	RETAIL - DISCRETIONARY - 1.8%
3,993	Best Buy Co., Inc.	445,419
1,407	Lowe’s Cos., Inc.	222,447
824	The Home Depot, Inc.	219,769
		887,635
	SEMICONDUCTORS - 1.4%
413	Advanced Micro Devices, Inc. *	31,095
304	Analog Devices, Inc.	36,033
107	Broadcom, Inc.	37,410
673	Intel Corp.	29,800
1,198	IPG Photonics Corp. *	222,780
468	Maxim Integrated Products, Inc.	32,596
298	Microchip Technology, Inc.	31,314
693	Micron Technology, Inc. *	34,886
69	NVIDIA Corp.	34,594
251	Qorvo, Inc. *	31,967
301	Qualcomm, Inc.	37,131
227	Skyworks Solutions, Inc.	32,073
230	Texas Instruments, Inc.	33,256
299	Xilinx, Inc.	35,488
		660,423

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares		Value
	SOFTWARE - 1.8%
91	Adobe, Inc. *	$40,686
136	ANSYS, Inc. *	41,394
185	Autodesk, Inc. *	43,575
390	Cadence Design Systems, Inc. *	42,654
394	Citrix Systems, Inc.	44,628
780	Fortinet, Inc. *	86,089
136	Intuit, Inc.	42,796
441	Microsoft Corp.	89,289
4,377	NortonLifeLock, Inc.	90,035
1,535	Oracle Corp.	86,129
120	Paycom Software, Inc. *	43,691
174	salesforce.com, Inc. *	40,415
176	ServiceNow, Inc. *	87,572
211	Synopsys, Inc. *	45,125
115	Tyler Technologies, Inc. *	44,204
		868,282
	TECHNOLOGY HARDWARE - 0.9%
555	Apple, Inc.	60,417
7,509	Hewlett Packard Enterprise Co.	64,878
3,496	HP, Inc.	62,788
1,400	NetApp, Inc.	61,446
1,351	Seagate Technology PLC	64,605
1,782	Western Digital Corp.	67,235
3,453	Xerox Holdings Corp.	60,013
		441,382
	TELECOMMUNICATIONS - 0.9%
4,060	T-Mobile US, Inc. *	444,854

	TRANSPORTATION & LOGISTICS - 1.8%
1,244	CH Robinson Worldwide, Inc.	110,007
1,246	Expeditors International of Washington, Inc.	110,109
420	FedEx Corp.	108,978
1,832	JB Hunt Transport Services, Inc.	223,028
1,178	Old Dominion Freight Line, Inc.	224,256
677	United Parcel Service, Inc.	106,363
		882,741
	TRANSPORTATION & LOGISTICS - 0.7%
515	Cummins, Inc.	113,243
1,308	PACCAR, Inc.	111,677
1,908	Westinghouse Air Brake Technologies Corp.	113,145
		338,065
	WHOLESALE - DISCRETIONARY - 0.5%
2,014	Copart, Inc. *	222,265

	TOTAL COMMON STOCKS (Cost $9,610,934)	11,525,312

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares						Value
	EXCHANGE TRADED FUNDS - 62.9%
	EQUITY - 29.3%
336,766	Arrow DWA Country Rotation ETF # ##					$9,089,516
150,000	Arrow QVM Equity Factor ETF # ##					3,052,995
5,183	Vanguard Growth ETF					1,144,251
6,016	Vanguard Mid-Cap Growth ETF					1,075,420
						14,362,182

	FIXED INCOME - 29.5%
28,920	iShares 1-3 Year Treasury Bond ETF					2,499,556
13,256	iShares iBoxx $Investment Grade Corporate Bond ETF					1,772,725
21,607	iShares iBoxx High Yield Corporate Bond ETF					1,812,395
16,952	iShares JP Morgan USD Emerging Markets Bond ETF					1,865,059
20,658	iShares TIPS Bond ETF					2,587,001
28,722	Schwab US TIPS ETF					1,753,478
31,491	SPDR Bloomberg Barclays Convertible Securities ETF					2,170,045
						14,460,259
	MIXED ALLOCATION - 4.1%
20,026	Arrow Reserve Capital Management ETF #					2,010,010

	TOTAL EXCHANGE TRADED FUNDS (Cost $29,646,602)					30,832,451

		Number of		Strike	Expiration
		Contracts	Notional Amount	Price	Date	Value
	PURCHASED PUT OPTIONS - 2.4%
	S&P500 EMINI	160	$23,200,000	$2,900	12/21/2020	439,200
	S&P500 EMINI	150	23,250,000	$3,100	12/21/2020	739,500
	TOTAL PURCHASED PUT OPTIONS (Cost $1,086,125)					1,178,700

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
426,337	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.01% ^ + (a) (Cost $426,337)					426,337

	TOTAL INVESTMENTS - 89.7% (Cost $40,769,998)					$43,962,800
	OTHER ASSETS LESS LIABILITIES - 10.3%					5,028,877
	NET ASSETS - 100.0%					$48,991,677

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(a)	All or a portion of this security is pledged as collateral for swap agreements.

PLC - Public Limited Company

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

		FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
17	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-21	$3,208,240	$499,630
		Total Unrealized Gain from Open Long Future Contracts			$499,630

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
October 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$1,786,819	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2021	$(52,477)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of October 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
65	2 YR T-Note	Dec-20	Morgan Stanley	$14,428,160	11.44%	$(2,622)
44	5 YR T-Note	Dec-20	Morgan Stanley	5,517,402	4.38%	(14,225)
17	Aussie 10YR Bond	Dec-20	Morgan Stanley	1,759,959	1.40%	7,958
77	Aussie 3 YR Bond	Dec-20	Morgan Stanley	6,354,691	5.04%	14,676
1	Australian Dollar CME	Dec-20	Morgan Stanley	84,994	0.07%	(572)
0 *	Canadian Dollar CME	Dec-20	Morgan Stanley	30,264	0.02%	—
0 *	CFE VIX	Nov-20	Morgan Stanley	6,108	0.00%	108
0 *	CFE VIX	Jan-21	Morgan Stanley	1,425	0.00%	99
1	Emini NASDAQ	Dec-20	Morgan Stanley	227,532	0.18%	(10,405)
2	Emini S&P	Dec-20	Morgan Stanley	248,521	0.20%	(3,990)
10	ERX 2 Bund	Dec-20	Morgan Stanley	1,295,877	1.03%	167
14	ERX Bobl	Dec-20	Morgan Stanley	2,153,532	1.71%	7,435
3	Eur/Usd CME	Dec-20	Morgan Stanley	450,134	0.36%	(5,821)
110	Euribor	Dec-22	Morgan Stanley	32,311,557	25.63%	1,936
5	Euro Bund	Dec-20	Morgan Stanley	1,120,461	0.89%	6,379
84	Eurodollars	Dec-22	Morgan Stanley	21,053,540	16.70%	(5,075)
4	Gilts	Dec-20	Morgan Stanley	684,952	0.54%	(1,090)
0 *	Hang Seng Index	Nov-20	Morgan Stanley	13,952	0.01%	(320)
2	Japa Govt. Bond OSE	Dec-20	Morgan Stanley	2,728,315	2.16%	(1,762)
3	Japanese Yen CME	Dec-20	Morgan Stanley	390,524	0.31%	560
1	Mexican Peso CME	Dec-20	Morgan Stanley	32,524	0.03%	(423)
1	Mini DOW	Dec-20	Morgan Stanley	177,283	0.14%	(11,065)
1	OSK NIKKEI	Dec-20	Morgan Stanley	146,788	0.12%	(4,059)
1	SFE SPI 200	Dec-20	Morgan Stanley	97,325	0.08%	(4,516)
171	Short Sterling	Dec-22	Morgan Stanley	27,747,253	22.01%	(3,903)
6	SWISS FRANC CME	Dec-20	Morgan Stanley	837,152	0.66%	(6,581)
21	US 10 YR Notes	Dec-20	Morgan Stanley	2,847,052	2.26%	(22,694)
4	US T.Bond	Dec-20	Morgan Stanley	772,291	0.61%	(11,957)
						$(71,762)

Open Short Future
Contracts
(2)	British Pound CME	Dec-20	Morgan Stanley	(116,075)	0.09%	(257)
(4)	CAC Index	Nov-20	Morgan Stanley	(217,775)	0.17%	12,805
(6)	CFE VIX	Dec-20	Morgan Stanley	(18,310)	0.01%	(692)
(103)	DAX Index	Dec-20	Morgan Stanley	(60,292)	0.05%	1,359
(8)	Euro_Stoxx50	Dec-20	Morgan Stanley	(143,477)	0.11%	8,409
(32)	FTSE Index	Dec-20	Morgan Stanley	(171,100)	0.14%	7,582
(1)	Topix Index	Dec-20	Morgan Stanley	(40,367)	0.03%	1,163
						$30,369

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 1.42%.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate		Unrealized
October 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$2,536,772	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/25/2021	$(61,188)
	Net Unrealized Depreciation on Swap Contracts					$(113,665)

++	All of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of October 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
10	Beanmeal	Dec-20	Morgan Stanley	$384,953	6.38%	$5,958
3	Beanoil	Dec-20	Morgan Stanley	68,348	1.13%	(202)
1	Cotton	Dec-20	Morgan Stanley	35,224	0.58%	(49)
1	Gold CMX	Dec-20	Morgan Stanley	242,723	4.02%	(4,199)
2	Hi Grade Copper	Dec-20	Morgan Stanley	147,554	2.45%	(1,724)
4	KCBT Red Wheat	Dec-20	Morgan Stanley	104,825	1.74%	(1,966)
1	Silver CMX	Dec-20	Morgan Stanley	89,047	1.48%	(3,597)
8	Soybeans	Jan-21	Morgan Stanley	417,657	6.92%	(3,378)
10	Sugar NY	Mar-21	Morgan Stanley	164,396	2.73%	(4,073)
6	Wheat	Dec-20	Morgan Stanley	185,139	3.07%	(8,002)
						$(21,232)

Open Short Future
Contracts
(3)	Brent Oil	Feb-21	Morgan Stanley	(121,885)	2.02%	13,843
(1)	Cocoa NY	Dec-20	Morgan Stanley	(25,905)	0.43%	29
(6)	Coffee NY	Dec-20	Morgan Stanley	(225,362)	3.74%	5,029
(4)	Corn	Dec-20	Morgan Stanley	(78,250)	1.30%	4
(2)	Crude Oil	Dec-20	Morgan Stanley	(73,166)	1.21%	9,217
(5)	Gas Oil LDN	Dec-20	Morgan Stanley	(158,553)	2.63%	18,350
(1)	Gasoline Blendstock	Dec-20	Morgan Stanley	(46,645)	0.77%	2,691
(3)	Heating Oil	Dec-20	Morgan Stanley	(154,577)	2.56%	12,451
(4)	Lean Hogs	Dec-20	Morgan Stanley	(107,245)	1.78%	1,368
(10)	Live Cattle	Dec-20	Morgan Stanley	(424,156)	7.03%	(2,582)
(7)	Nautral Gas	Dec-20	Morgan Stanley	(239,983)	3.98%	(10,516)
						$49,884

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 42.05%.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2020 categorized by risk exposure:

Unrealized
Gain/(Loss) at
Risk Exposure Category	October 31, 2020
Financial Risk	$(52,477)
Commodity Risk	(61,188)
Future Commodity Contracts	499,630
Total	385,965

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,525,312	$—	$—	$11,525,312
Exchange Traded Funds	30,832,451	—	—	30,832,451
Purchased Put Options	1,178,700	—	—	1,178,700
Money Market Funds	426,337	—	—	426,337
Variation Margin-Open Long Futures Contracts*	499,630	—	—	499,630
Total	$44,462,430	$—	$—	$44,462,430
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts*	$—	$113,665	$—	$113,665
Total	$—	$113,665	$—	$113,665

The Fund did not hold any Level 3 securities during the period.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2020.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund (“ADBF”) with ADWAB Fund Limited CFC (“ADB-CFC”) – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF’s investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF’s investments in the CFC is as follows:

		CFC Net Assets at	% of Fund Net Assets at
	Inception Date of CFC	October 31 2020	October 31, 2020
ADB-CFC	12/5/12	$1,721,045	3.51%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$40,922,962	$3,721,089	$(681,251)	$3,039,838

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 87.9%
	EQUITY - 79.3%
32,673	Consumer Discretionary Select Sector SPDR Fund	$4,671,259
115,018	iShares MSCI Emerging Markets ETF	5,142,455
37,623	iShares Edge MSCI USA Momentum Factor ETF	5,313,496
47,220	iShares MSCI USA Quality Factor ETF	4,771,581
97,733	iShares S&P 500 Growth ETF	5,489,662
77,782	Materials Select Sector SPDR Fund	4,914,267
68,450	Technology Select Sector SPDR Fund	7,588,367
26,819	Vanguard Mid-Cap Growth ETF	4,794,164
		42,685,251
	MIXED ALLOCATION - 8.6%
46,045	Arrow Reserve Capital Management ETF +	4,621,537

	TOTAL EXCHANGE TRADED FUNDS (Cost $44,091,596)	47,306,788

	SHORT-TERM INVESTMENT - 6.9%
	MONEY MARKET FUND - 6.9%
3,704,594	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.01% * ++ (Cost $3,704,594)	3,704,594

	TOTAL INVESTMENTS - 94.8% (Cost $47,796,190)	$51,011,382
	OTHER ASSETS LESS LIABILITIES - 5.2%	2,816,137
	NET ASSETS - 100.0%	$53,827,519

*	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
24	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Dec-20	$4,511,760	$590,842
26	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-21	4,906,720	545,912
10	Goldman Sachs & Co. LLC	Silver Future ++	May-21	1,195,000	413,598
		Total Unrealized Gain from Open Long Future Contracts			$1,550,352

++	All of these contracts are holdings of the ADWAT Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2020 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2020
Future Commodity Contracts	$ 1,550,352
Total	$ 1,550,352

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,306,788	$—	$—	$47,306,788
Money Market Fund	3,704,594	—	—	3,704,594
Variation Margin-Open Long Futures Contracts*	1,550,352	—	—	1,550,352
Total	$52,561,734	$—	$—	$52,561,734

The Fund did not hold any Level 3 securities during the period.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2020.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund (“ADTF”) with ADWAT Fund Limited CFC (“ADT-CFC”) – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF’s investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF’s investments in the CFC is as follows:

		CFC Net Assets at	% of Fund Net Assets at
	Inception Date of CFC	October 31 2020	October 31, 2020
ADT-CFC	12/12/11	$5,772,459	10.72%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$47,869,208	$3,723,534	$(581,360)	$3,142,174

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 82.2%
	FIXED INCOME - 82.2%
5,719	iShares Convertible Bond ETF	$462,925
2,830	iShares iBoxx $ Investment Grade Corporate Bond ETF	378,456
3,620	iShares JP Morgan USD Emerging Markets Bond ETF	398,272
18,085	SPDR PORTFOLIO TIPS ETF	551,773
8,047	Xtrackers USD High Yield Corporate Bond ETF	386,980
	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,034,766)	2,178,406

	SHORT TERM INVESTMENT - 10.6%
	MONEY MARKET FUND - 10.6%
281,510	Fidelity Investments Money Market Fund - Government Portfolio - Class I, to yield 0.01% ^ (Cost - $281,510)	281,510

	TOTAL INVESTMENTS - 92.8% (Cost $2,316,276)	$2,459,916
	OTHER ASSETS LESS LIABILITIES - 7.2%	189,554
	NET ASSETS - 100.0%	$2,649,470

^	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

FUTURES CONTRACT

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Loss
3	Goldman Sachs & Co. LLC	US 2YR Note	Dec-20	$662,532	$(46)
	Total Unrealized Loss from Long Futures Contracts				$(46)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2020 categorized by risk exposure:
Risk Exposure Category	Unrealized Loss at October 31, 2020
Futures Interest Rate Contract	$ (46)
Total	$ (46)

^	All collateral for open future contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,178,406	$—	$—	$2,178,406
Money Market Fund	281,510	—	—	281,510
Total	$2,459,916	$—	$—	$2,459,916
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Short Future Contract *	$—	$46	$—	$46

The Fund did not hold any Level 3 securities during the period.

See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts as of October 31, 2020.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$2,316,279	$143,637	$—	$143,637

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE TRADED FUND - 50.3%
	MIXED ALLOCATION - 50.3%
399,732	Arrow Reserve Capital Management ETF + ## (Cost $40,020,240)	$40,121,101

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUNDS - 2.9%
2,297,868	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01% * ++ (Cost $2,297,868)	2,297,868

	TOTAL INVESTMENTS - 53.2% (Cost $42,318,108)	$42,418,969
	OTHER ASSETS LESS LIABILITIES - 46.8%	37,258,690
	NET ASSETS - 100.0%	$79,677,659

*	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(a)	Pledged as collateral for swap agreements.

##	Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate	Maturity	Unrealized
October 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Date	Appreciation
Dunn WMA Financial
Index program of
Dunn Capital
	Dunn WMA			Management, LLC.
$38,116,591	Financial Index	Morgan Stanley	0.60% of Notional	(“Dunn”)	6/25/2021	$(1,119,444)

Additional Information - Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of October 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
1,394	2 YR T-Note	Dec-20	Morgan Stanley	$307,782,871	11.44%	$(55,926)
937	5 YR T-Note	Dec-20	Morgan Stanley	117,697,731	4.38%	(303,443)
357	Aussie 10YR Bond	Dec-20	Morgan Stanley	37,543,609	1.40%	169,750
1,642	Aussie 3 YR Bond	Dec-20	Morgan Stanley	135,558,870	5.04%	313,073
26	Australian Dollar CME	Dec-20	Morgan Stanley	1,813,106	0.07%	(12,198)
9	Canadian Dollar CME	Dec-20	Morgan Stanley	645,591	0.02%	—
4	CFE VIX	Nov-20	Morgan Stanley	130,292	0.00%	2,302
1	CFE VIX	Jan-21	Morgan Stanley	30,400	0.00%	2,101
22	Emini NASDAQ	Dec-20	Morgan Stanley	4,853,743	0.18%	(221,971)
32	Emini S&P	Dec-20	Morgan Stanley	5,301,469	0.20%	(85,120)
211	ERX 2 Bund	Dec-20	Morgan Stanley	27,643,769	1.03%	3,559
290	ERX Bobl	Dec-20	Morgan Stanley	45,939,340	1.71%	158,601
66	Eur/Usd CME	Dec-20	Morgan Stanley	9,602,303	0.36%	(124,173)
2,355	Euribor	Dec-22	Morgan Stanley	689,273,179	25.63%	41,305
117	Euro Bund	Dec-20	Morgan Stanley	23,901,770	0.89%	136,079
1,803	Eurodollars	Dec-22	Morgan Stanley	449,116,098	16.70%	(108,250)
83	Gilts	Dec-20	Morgan Stanley	14,611,468	0.54%	(23,246)
2	Hang Seng Index	Nov-20	Morgan Stanley	297,617	0.01%	(6,825)
40	Japa Govt. Bond OSE	Dec-20	Morgan Stanley	58,200,669	2.16%	(37,590)
70	Japanese Yen CME	Dec-20	Morgan Stanley	8,330,695	0.31%	11,940
30	Mexican Peso CME	Dec-20	Morgan Stanley	693,806	0.03%	(9,032)
29	Mini DOW	Dec-20	Morgan Stanley	3,781,817	0.14%	(236,035)
14	OSK NIKKEI	Dec-20	Morgan Stanley	3,131,305	0.12%	(86,585)
20	SFE SPI 200	Dec-20	Morgan Stanley	2,076,140	0.08%	(96,329)
3,656	Short Sterling	Dec-22	Morgan Stanley	591,907,030	22.01%	(83,259)
131	SWISS FRANC CME	Dec-20	Morgan Stanley	17,858,210	0.66%	(140,394)
439	US 10 YR Notes	Dec-20	Morgan Stanley	60,733,573	2.26%	(484,119)
96	US T.Bond	Dec-20	Morgan Stanley	16,474,584	0.61%	(255,067)
						$(1,530,852)
Open Short Future
Contracts
(31)	British Pound CME	Dec-20	Morgan Stanley	(2,476,125)	0.09%	$(5,493)
(87)	CAC Index	Nov-20	Morgan Stanley	(4,645,599)	0.17%	273,154
(11)	CFE VIX	Dec-20	Morgan Stanley	(390,590)	0.01%	(14,753)
(4)	DAX Index	Dec-20	Morgan Stanley	(1,286,162)	0.05%	29,001
(89)	Euro_Stoxx50	Dec-20	Morgan Stanley	(3,060,663)	0.11%	179,389
(51)	FTSE Index	Dec-20	Morgan Stanley	(3,649,915)	0.14%	161,740
(6)	Topix Index	Dec-20	Morgan Stanley	(861,109)	0.03%	24,817
						$647,855

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 1.42%.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

COMMODITY INDEX SWAP ++

						Unrealized
Notional Value at				Variable Rate	Maturity	Appreciation/
October 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Date	(Depreciation)
				Dunn WMA
				Commodity Index
				program of Dunn
	Dunn WMA			Capital Management,
$44,616,970	Commodity Index	Morgan Stanley	0.60% of Notional	LLC.	6/25/2021	$(1,076,184)

	Net Unrealized Depreciation on Swap Contracts					$(2,195,628)

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information - Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of October 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
179	Beanmeal	Dec-20	Morgan Stanley	$6,770,587	6.38%	$104,792
60	Beanoil	Dec-20	Morgan Stanley	1,202,110	1.13%	(3,548)
18	Cotton	Dec-20	Morgan Stanley	619,516	0.58%	(861)
23	Gold CMX	Dec-20	Morgan Stanley	4,269,037	4.02%	(73,861)
34	Hi Grade Copper	Dec-20	Morgan Stanley	2,595,196	2.45%	(30,314)
68	KCBT Red Wheat	Dec-20	Morgan Stanley	1,843,675	1.74%	(34,572)
13	Silver CMX	Dec-20	Morgan Stanley	1,566,173	1.48%	(63,258)
139	Soybeans	Jan-21	Morgan Stanley	7,345,781	6.92%	(59,410)
180	Sugar NY	Mar-21	Morgan Stanley	2,891,412	2.73%	(71,639)
109	Wheat	Dec-20	Morgan Stanley	3,256,236	3.07%	(140,748)
						$(373,419)

Open Short Future
Contracts
(56)	Brent Oil	Feb-21	Morgan Stanley	(2,143,715)	2.02%	243,477
(20)	Cocoa NY	Dec-20	Morgan Stanley	(455,625)	0.43%	501
(101)	Coffee NY	Dec-20	Morgan Stanley	(3,963,688)	3.74%	88,458
(69)	Corn	Dec-20	Morgan Stanley	(1,376,275)	1.30%	71
(36)	Crude Oil	Dec-20	Morgan Stanley	(1,286,854)	1.21%	162,113
(92)	Gas Oil LDN	Dec-20	Morgan Stanley	(2,788,647)	2.63%	322,750
(19)	Gasoline Blendstock	Dec-20	Morgan Stanley	(820,403)	0.77%	47,327
(60)	Heating Oil	Dec-20	Morgan Stanley	(2,718,714)	2.56%	218,994
(72)	Lean Hogs	Dec-20	Morgan Stanley	(1,886,235)	1.78%	24,062
(172)	Live Cattle	Dec-20	Morgan Stanley	(7,460,084)	7.03%	(45,418)
(126)	Nautral Gas	Dec-20	Morgan Stanley	(4,220,837)	3.98%	(184,964)
						$877,371

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 42.05%.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2020 categorized by risk exposure:

Unrealized Loss at
Risk Exposure Category	October 31, 2020
Financial Index	$(1,076,184)
Commodity Risk	(1,119,444)
Total	$(2,195,628)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Trade Fund	$40,121,101	$—	$—	$40,121,101
Money Market Fund	2,297,868	—	—	2,297,868
Total	$42,418,969	$—	$—	$42,418,969
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$2,195,628	$—	$2,195,628
Total	$—	$2,195,628	$—	$2,195,628

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

*	Derivative instruments include cumulative net unrealized gain or loss on swaps open as of October 31, 2020.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund (“AMFSF”) with Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFSF’s investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFSF Prospectus.

A summary of the AMFSF’s investments in the CFC is as follows:

		CFC Net Assets at	% of Fund Net Assets at
	Inception Date of CFC	October 31, 2020	October 31, 2020
AMFSF-CFC	11/6/09	$7,933,647	9.96%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$42,322,074	$96,895	$—	$96,895